Fair Value Measurements and Financial Instruments	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements and Financial Instruments

Note 8
Fair Value Measurements and Financial Instruments
Recurring Fair Value Measurements
The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2017:

			(dollars in millions)
	Level 1(1)	Level 2(2)	Level 3(3)	Total
Assets:
Other assets:
Equity securities	$74	$—	$—	$74
Fixed income securities	—	366	—	366
Interest rate swaps	—	54	—	54
Cross currency swaps	—	450	—	450
Interest rate caps	—	6	—	6
Total	$74	$876	$—	$950

Liabilities:
Other liabilities:
Interest rate swaps	$—	$413	$—	$413
Cross currency swaps	—	46	—	46
Total	$—	$459	$—	$459

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2016:

			(dollars in millions)
	Level 1 (1)	Level 2 (2)	Level 3 (3)	Total
Assets:
Other assets:
Equity securities	$123	$—	$—	$123
Fixed income securities	10	566	—	576
Interest rate swaps	—	71	—	71
Cross currency swaps	—	45	—	45
Interest rate caps	—	10	—	10
Total	$133	$692	$—	$825

Liabilities:
Other liabilities:
Interest rate swaps	$—	$236	$—	$236
Cross currency swaps	—	1,803	—	1,803
Total	$—	$2,039	$—	$2,039

(1) quoted prices in active markets for identical assets or liabilities
(2) observable inputs other than quoted prices in active markets for identical assets and liabilities
(3) no observable pricing inputs in the market

Equity securities consist of investments in common stock of domestic and international corporations measured using quoted prices in active markets.

Fixed income securities consist primarily of investments in municipal bonds as well as U.S. Treasury securities. We used quoted prices in active markets for the majority of our U.S. Treasury securities, therefore these securities were classified as Level 1. For fixed income securities that do not have quoted prices in active markets, we use alternative matrix pricing resulting in these debt securities being classified as Level 2.

Derivative contracts are valued using models based on readily observable market parameters for all substantial terms of our derivative contracts and thus are classified within Level 2. We use mid-market pricing for fair value measurements of our derivative instruments. Our derivative instruments are recorded on a gross basis.

We recognize transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers between Level 1 and Level 2 during 2017 and 2016.

Fair Value of Short-term and Long-term Debt

The fair value of our debt is determined using various methods, including quoted prices for identical terms and maturities, which is a Level 1 measurement, as well as quoted prices for similar terms and maturities in inactive markets and future cash flows discounted at current rates, which are Level 2 measurements. The fair value of our short-term and long-term debt, excluding capital leases, was as follows:

			(dollars in millions)
At December 31,	2017		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short- and long-term debt, excluding capital leases	$116,075	$128,658	$107,128	$117,584

Derivative Instruments

The following table sets forth the notional amounts of our outstanding derivative instruments:

		(dollars in millions)
At December 31,	2017	2016
Interest rate swaps	$20,173	$13,099
Cross currency swaps	16,638	12,890
Interest rate caps	2,840	2,540

Interest Rate Swaps

We enter into interest rate swaps to achieve a targeted mix of fixed and variable rate debt. We principally receive fixed rates and pay variable rates based on the LIBOR, resulting in a net increase or decrease to Interest expense. These swaps are designated as fair value hedges and hedge against interest rate risk exposure of designated debt issuances. We record the interest rate swaps at fair value on our consolidated balance sheets as assets and liabilities. Changes in the fair value of the interest rate swaps are recorded to Interest expense, which are offset by changes in the fair value of the hedged debt due to changes in interest rates.

During 2017, we entered into interest rate swaps with a total notional value of $7.5 billion and settled interest rate swaps with a total notional value of $0.5 billion. During 2016, we entered into interest rate swaps with a total notional value of $6.3 billion and settled interest rate swaps with a total notional value of $0.9 billion.

The ineffective portion of these interest rate swaps was insignificant for the years ended December 31, 2017 and 2016.

As of December 31, 2017 and 2016, the following amounts were recorded on the balance sheets related to cumulative basis adjustments for fair value hedges:

(dollars in millions)
Line item in balance sheets in which hedged item is included	Carrying amount of hedged liabilities		Cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged liabilities
	2017	2016	2017	2016
Long-term debt	$22,011	$13,013	$316	$113

Forward Interest Rate Swaps

In order to manage our exposure to future interest rate changes, we have entered into forward interest rate swaps. We designated these contracts as cash flow hedges. During 2016, we entered into forward interest rate swaps with a total notional value of $1.3 billion and subsequently settled all outstanding forward interest rate swaps. During 2016, a pre-tax loss of $0.2 billion was recognized in Other comprehensive income (loss).

Cross Currency Swaps

We have entered into cross currency swaps designated as cash flow hedges to exchange our British Pound Sterling, Euro, Swiss Franc and Australian Dollar-denominated cash flows into U.S. dollars and to fix our cash payments in U.S. dollars, as well as to mitigate the impact of foreign currency transaction gains or losses.

During 2017, we entered into cross currency swaps with a total notional value of $14.0 billion and settled $10.2 billion notional amount of cross currency swaps. A pre-tax gain of $1.4 billion was recognized in Other comprehensive income (loss) with respect to these swaps.

During 2016, we entered into cross currency swaps with a total notional value of $3.3 billion and settled $0.1 billion notional amount of cross currency swaps upon redemption of the related debt. A pre-tax loss of $0.1 billion was recognized in Other comprehensive income (loss) with respect to these swaps.

A portion of the gains and losses recognized in Other comprehensive income (loss) was reclassified to Other income (expense), net to offset the related pre-tax foreign currency transaction gain or loss on the underlying hedged item.

Net Investment Hedges

We have designated certain foreign currency instruments as net investment hedges to mitigate foreign exchange exposure related to non-U.S. dollar net investments in certain foreign subsidiaries against changes in foreign exchange rates. The notional amount of the Euro-denominated debt as a net investment hedge was $0.9 billion and $0.8 billion at December 31, 2017 and 2016, respectively.

Undesignated Derivatives

We also have the following derivative contracts which we use as an economic hedge but for which we have elected not to apply hedge accounting.

Interest Rate Caps

We enter into interest rate caps to mitigate our interest exposure to interest rate increases on our ABS Financing Facility and Asset-Backed Notes. During 2017, we entered into interest rate caps with a notional value of $0.3 billion. During 2016, we entered into such interest rate caps with a notional value of $2.5 billion. During 2017 and 2016, we recognized an insignificant increase and reduction in Interest expense, respectively.

Concentrations of Credit Risk

Financial instruments that subject us to concentrations of credit risk consist primarily of temporary cash investments, short-term and long-term investments, trade receivables, including device payment plan agreement receivables, certain notes receivable, including lease receivables and derivative contracts.

Counterparties to our derivative contracts are major financial institutions with whom we have negotiated derivatives agreements (ISDA master agreements) and credit support annex agreements (CSA) which provide rules for collateral exchange. Our CSA agreements entered into prior to the fourth quarter of 2017 generally require collateralized arrangements with our counterparties in connection with uncleared derivatives. At December 31, 2016, we had posted collateral of approximately $0.2 billion related to derivative contracts under collateral exchange arrangements, which were recorded as Prepaid expenses and other in our consolidated balance sheet. Prior to 2017, we had entered into amendments to our CSA agreements with substantially all of our counterparties that suspended the requirement for cash collateral posting for a specified period of time by both counterparties. During the first and second quarter of 2017, we paid an insignificant amount of cash to extend certain of such amendments to certain collateral exchange arrangements. During the fourth quarter of 2017, we began negotiating and executing new ISDA master agreements and CSAs with our counterparties. The newly executed CSAs contain rating based thresholds such that we or our counterparties may be required to hold or post collateral based upon changes in outstanding positions as compared to established thresholds and changes in credit ratings. We did not post any collateral at December 31, 2017. While we may be exposed to credit losses due to the nonperformance of our counterparties, we consider the risk remote and do not expect that any such nonperformance would result in a significant effect on our results of operations or financial condition due to our diversified pool of counterparties.